Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 3,259	$ 2,542
Less allowance for doubtful accounts	(449)	(544)
Trade receivables, net	2,810 [1]	1,998 [1]
Changes in the allowance for doubtful accounts
Beginning balance	544	263
Additions		281
Deductions	(95)
Ending balance	$ 449	$ 544

[1]	Includes balances in the amounts of $208,000 and $177,000 with related parties as of June 30, 2013 and December 31, 2012, respectively and net of the allowance for doubtful accounts in the amount of $449,000 and $544,000 as of June 30, 2013 and December 31, 2012, respectively.